Cash and cash equivalents and short term investments (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents	consolidated statement of financial position as at the dates presented:

	Year ended 31 December
	2024	2023
	€ million	€ million
Cash at banks and on hand	611	465
Short-term deposits and securities	952	954
Total cash and cash equivalents	1,563	1,419
Cash and cash equivalents are held in the following currencies as at the dates presented:

	Year ended 31 December
	2024	2023
	€ million	€ million
Euro	268	662
British pound	497	305
US dollar	51	64
Norwegian krone	57	58
Swedish krona	13	26
Australian dollar	358	118
Indonesian rupiah	123	48
Papua New Guinean kina	36	42
Philippine peso	25	—
Other	135	96
Total cash and cash equivalents	1,563	1,419